Business Combination - Disclosure of detailed information about business combination (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 20, 2025	Apr. 03, 2025	Dec. 31, 2025	Mar. 12, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Book value
Right-of-use assets			$ 4,847		$ 1,910
Intangible assets			12,710		16,187
Non-current Investments			111,346		61,806
Current Assets			912,556		470,819
Cash and cash equivalents			146,529		38,869	$ 429,370	$ 179,929
Current liabilities			(1,060,816)		$ (392,656)
Fair value
Business combination - Subsequent purchases			137,066
Business combination - Merger			0
Non-controlling interest
Fair value
Business combination - Subsequent purchases			209,792
Business combination - Merger			1,217,011
Retained earnings
Fair value
Business combination - Subsequent purchases			(72,726)
Business combination - Merger			$ 244,352
Golden Ocean Group Limited
Book value
Right-of-use assets				$ 108,886
Intangible assets				396
Non-current Investments				53,236
Receivables				15,438
Current Assets				186,736
Cash and cash equivalents				80,064
LT loans and borrowings				(884,455)
Non-current payables				(284,831)
Current liabilities				(382,432)
Total identifiable net assets acquired				1,828,251
Adjustment
Right-of-use assets				101,865
Intangible assets				0
Investments				0
Receivables				0
Current assets				0
Cash and cash equivalents				0
LT loans and borrowings				(6,161)
Non-current payables				(2,104)
Current liabilities				(3,185)
Total identifiable net assets acquired				627,263
Fair value
Right-of-use assets				210,751
Intangible assets				396
Investments				53,236
Receivables				15,438
Current assets				186,736
Cash and cash equivalents				80,064
LT loans and borrowings				(890,616)
Non-current payables				(286,935)
Current liabilities				(385,617)
Total identifiable net assets acquired				2,455,514
Consideration transferred, acquisition-date fair value	$ 1,461,363	$ 137,066		$ 1,178,960
Share in equity		8.54%		40.80%
Total identifiable net assets acquired				$ 1,001,938
Goodwill				177,022
Golden Ocean Group Limited | CMB.TECH NV
Fair value
Share in equity	50.65%
Golden Ocean Group Limited | Retained earnings
Fair value
Business combination - Subsequent purchases		$ (72,726)
Business combination - Merger	$ 244,352
Golden Ocean Group Limited | Vessels
Book value
Vessels				2,935,213
Adjustment
Vessels				536,848
Fair value
Vessels				$ 3,472,061